Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2015
Registrant Name	MATTHEWS INTERNATIONAL FUNDS
Central Index Key	0000923184
Amendment Flag	false
Document Creation Date	Apr. 29, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 29, 2016
MATTHEWS ASIA STRATEGIC INCOME FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MINCX
MATTHEWS ASIA STRATEGIC INCOME FUND | Investor Class Shares
Prospectus:
Trading Symbol	MAINX
MATTHEWS ASIA CREDIT OPPORTUNITIES FUND | Investor Class Shares
Prospectus:
Trading Symbol	MCRDX
MATTHEWS ASIA CREDIT OPPORTUNITIES FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MICPX